Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Event
7. Subsequent Events

On August 11, 2011, Adherex announced that the Company's Board of Directors approved the continuance of Adherex from the Canada Business Corporation Act to the Business Corporations Act(British Columbia) (the "Continuance").  The Continuance was approved by shareholders of Adherex at its Annual and Special Meeting of Shareholders held on June 28, 2011. Adherex also announced that, effective upon the Continuance, Chris A. Rallis and Steven D. Skolsky have been appointed as members of the Board of Directors and Dr. Arthur T. Porter, William G. Breen and Claudio F. Bussandri will step down.

Additionally, on August 11, 2011, Adherex reported that its Board of Directors approved a 1-for-18 reverse stock split (the “Reverse Stock Split”), which will be effective on August 25, 2011.  The Reverse Stock Split was approved by shareholders of Adherex at its Annual and Special Meeting of Shareholders held on June 28, 2011.  The Reverse Stock Split, which will affect all of the Company’s common shares, stock options and warrants outstanding at the effective time, is being implemented to consolidate the Company’s outstanding common shares.  The Reverse Stock Split will reduce the number of shares of the Company's outstanding common stock from approximately 452.8 million, as of the filing date of the Company's most recent Quarterly Report on Form 10-Q, to approximately 25.2 million.

The 1-for-18 reverse stock split affected all of the Company’s common shares, stock options and warrants outstanding at the effective date.  Consequently, the Company has retroactively adjusted its financial statements for all periods presented to show the share shares, stock options and warrants as if they had always been presented on this basis.  The number of units and unit prices (including with respect to the units issued in our April 2010 Private Placement and the Rights Offering) have not been adjusted to reflect the Share Consolidation, and the number of warrants outstanding have not been adjusted to reflect the Share Consolidation (in accordance with the terms of the warrants, the number of shares of common stock issuable thereunder were adjusted as a result of the Share Consolidation but not the number of warrants outstanding).

13.      Subsequent Event - 2011 Rights Offering

We commenced a rights offering to our shareholders on March 2, 2011, the record date for the rights offering (the "Rights Offering"). Pursuant to the terms of the Rights Offering, we distributed rights to subscribe for up to 425,000,000 units at a price of CAD$0.03 per unit (for gross proceeds of up to CAD$12,750,000), to our shareholders on the basis of one right per each share of common stock held by such shareholder  on the record date.  Purchasers of units in the Company's April 2010 private placement described above that owned common stock as of the record date for the Rights Offering agreed not to participate in the Rights Offering.  Each right was exercisable for one unit which consisted of one common share and one common share purchase warrant (a “Warrant”).  As of 5:00 pm New York City time on March 29th, 2011, the expiration date for the Rights Offering, we had received subscriptions for an aggregate of 85 million Units, representing total net proceeds of approximately $2.5 million. As a result of the Share Consolidation on August 25, 2011, the number of shares issued upon exercise of the units consists of 13,337,037 shares and Warrants to purchase 13,337,037 shares of common stock at the exercise price of CAD $1.44 per whole share, and each eighteen (18) Warrants outstanding entitle the holder thereof, commencing on the six month anniversary of the issuance date, to purchase one Warrant Share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.  Adherex filed a final short-form prospectus for the Rights Offering with the securities regulatory authorities in Canada to qualify the distribution of the rights in Canada on February 11, 2011 and a Form S-1 registration statement with the Securities and Exchange Commission to register the rights and underlying securities in the United States, which registration statement was declared effective on February 11, 2011.